Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Supplemental Cash Flow Information
20.	Supplemental Cash Flow Information
For the year ended December 31, 2017
Transfer of Camera Application Business to Snow Corporation
On May 1, 2017, the Group transferred the camera application business, which was operated by LINE Plus Corporation, to Snow Corporation, an associate of the Group and a subsidiary of NAVER. The camera application business includes services such as B612, LINE Camera, Foodie and Looks.
The Group acquired 208,455 newly issued common shares of Snow Corporation in exchange for the camera application business. The number of common shares newly issued by Snow Corporation was determined based on the ratio of the fair value of the camera application business transferred as well as the cash and cash equivalent comparing to the enterprise value of Snow Corporation. As a result of this transaction, the Group’s ownership in Snow Corporation increased from 25.0% to 48.6%, followed by an additional capital injection to Snow Corporation by the Company and NAVER in August 2017, resulting in a decrease of the Group’s ownership from 48.6% to 45.0%. The Group continues to account for its ownership in Snow Corporation using the equity method. Also, the ownership of NAVER in Snow Corporation decreased from 75.0% to 55.0% as a result of this transaction.
The common shares of Snow Corporation received in exchange for the camera application business are measured and recorded at fair value as of the transaction date. The fair value of the common shares was measured based on the fair value of the camera application business which was estimated using the discounted cash flow method. All the variances between the assets and liabilities of the camera application business transferred to Snow Corporation and the consideration of transfer were recognized as gain on transfer as presented below.

(In millions of yen)

Current assets	603
Cash and cash equivalents	581
Other current assets	22
Non-current assets	71
Current liabilities	(133)
Non-current liabilities	(334)

Total	207

Consideration received in exchange for the transfer of camera application business (1)	10,651

Gain on transfer (2)	10,444

(1)	This amount is solely for the newly issued common shares of Snow Corporation. This transaction is considered as a non-cash transaction.
(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.
Material
non-cash
transactions

(1)	Acquisition of treasury shares by issuance of common shares
In conjunction with the introduction of the Employee Stock Ownership Plan
(J-ESOP),
which has been resolved at board of directors’ meeting held at June 26, 2017, the Company has issued 1,007,810 of common shares to Trust & Custody Services Bank, Ltd. (Trust E), and payment process has completed on July 18, 2017. The Company’s share held by the trust is included in “treasury shares” in the Group’s Consolidated Statements of Financial Position.
As a result, the amounts of share capital, share premium, and treasury shares in the year ended December 31, 2017 were increased by 2,000 million yen, 2,000 million yen and 4,000 million yen, respectively.

(2)	Acquisition of interest in subsidiaries by debt equity swap
On June 19, 2017, the Group provided loan to NextFloor Corporation. (“NextFloor”) for the amount of 1,976 million yen. Subsequently, on July 24, 2017, the all of the loan was converted into common share of NextFloor through the process of acquiring 51.0% interests of NextFloor. Refer to Note 29. Business Combinations for further details.

Movements on liabilities from financing activities

			(In millions of yen)

	Borrowings which are due less than one year	Borrowings which are due after one year	Total
Net liabilities as of January 1, 2017	21,925	—	21,925
Cash flows	(107)	(1)	(108)
Increase due to business combinations	405	91	496
Items such as foreign currency translation adjustments	1	3	4

Net liabilities as of December 31, 2017	22,224	93	22,317

For the year ended December 31, 2018
Loss of control of LINE Mobile Corporation
In April 2018, LINE Mobile Corporation issued its new shares to SoftBank Corporation through a third-party allotment. As a result, the Group’s ownership of LINE Mobile Corporation has decreased from 100.0% to 49.0%, resulting LINE Mobile Corporation to be accounted for as an associate under the equity method rather than as a consolidated subsidiary.
The assets, liabilities and gain on loss of control of LINE Mobile Corporation after deconsolidation are presented below;

(In millions of yen)

Current assets	2,646
Cash and cash equivalents (1)	1,113
Trade and other receivables	1,277
Inventories	48
Other non-current assets	208
Non-current assets	270
Current liabilities	(4,083)
Non-current liabilities	(1)

Total	(1,168)

Fair value of investment owned by the Group	8,326

Gain on loss of control of subsidiaries (2)	9,494

(1)	This amount is included in “Cash disposed on loss of control of subsidiaries and business transfer” in the Group’s Consolidated Statements of Cash Flows.
(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss for the year ended December 31, 2018.

Loss of control of LINE Games Corporation. and its subsidiaries
In November 2018, LINE Games Corporation issued its new shares to Lungo Entertainment Ltd. through the third-party allotment. As a result, the Group’s ownership of LINE Games Corporation has decreased from 100.0% to 49.5%, resulting LINE Games Corporation to be accounted for as an associate under the equity method rather than as a consolidated subsidiary.
The assets, liabilities and gain on loss of control of LINE Games Corporation after deconsolidation are presented as below;

(In millions of yen)

Current assets	2,969
Cash and cash equivalents (1)	930
Trade and other receivables	758
Other current assets	1,281
Non-current assets	4,570
Current liabilities	(1,276)
Non-current liabilities	(265)
Other comprehensive income	(180)
Non-controlling interests	(1,974)

Total	3,844

Fair value of investment owned by the Group	19,144

Gain on loss of control of subsidiaries (2)	15,300

(1)	This amount is included in “Cash disposed on loss of control of subsidiaries and business transfer” in the Group’s Consolidated Statements of Cash Flows.

(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.
Material
non-cash
transactions

(1)	Acquisition of treasury shares by issuance of common shares
In conjunction with the introduction of the Employee Stock Ownership Plan
(J-ESOP),
which has been resolved at board of directors’ meeting held at April 9, 2018, the Company has issued 1,172,332 of common shares to Trust & Custody Services Bank, Ltd. (Trust E), and payment process has completed on April 25, 2018. The Company’s share held by the trust is included in “treasury shares” in the Group’s Consolidated Statements of Financial Position.
As a result, the amounts of share capital, share premium, and treasury shares in the fiscal year 2018 were increased by 2,500 million yen, 2,500 million yen and 5,000 million yen, respectively.

Movements on liabilities from financing activities

(In millions of yen)

	Borrowings which are due less than one year	Borrowings which are due after one year	Corporate bond which are due after one year	Total
Net liabilities as of January 1, 2018	22,224	93	—	22,317
Cash flows	966	—	148,024	148,990
Transfer of liquidity	78	(78)	—	—
Increase due to business combinations	—	9	—	9
Decrease due to loss of control of subsidiaries	(79)	—	—	(79)
Interest expenses	—	—	200	200
Recognition of stock acquisition rights through issuance of corporate bonds and deferred tax liabilities	—	—	(6,092)	(6,092)
Foreign currency translation adjustments	(189)	(18)	—	(207)

Net liabilities as of December 31, 2018	23,000	6	142,132	165,138

For the year ended December 31, 2019
There were no material non-cash transactions for the year ended December 31, 2019.
Movements on liabilities from financing activities

(In millions of yen)

	Borrowings which are due less than one year	Borrowings which are due after one year	Corporate bond which are due after one year	Lease liabilities	Total
Net liabilities as of January 1, 2019	23,000	6	142,132	—	165,138
Adjustment on adoption of new accounting standards	—	—	—	48,013	48,013

Net liabilities as of January 1, 2019 (adjusted)	23,000	6	142,132	48,013	213,151
Cash flows	98	(2)	—	(10,383)	(10,287)
Increase due to business combinations	94	—	—	—	94
New lease contracts	—	—	—	18,520	18,520
Lease disposals	—	—	—	(308)	(308)
Interest expenses	—	—	719	1,216	1,935
Foreign currency translation adjustments	15	—	—	(421)	(406)

Net liabilities as of December 31, 2019	23,207	4	142,851	56,637	222,699